Note Allowance for loan losses (Troubled debt restructuring according to their accruing status) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Non Covered Loans
Troubled Debt Restructuring
Troubled debt restructurings	$ 1,151,343	$ 1,107,602
Non Covered Loans | TDR
Troubled Debt Restructuring
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	106,184	132,870
Non Covered Loans | Commercial
Troubled Debt Restructuring
Troubled debt restructurings	254,532	303,449
Non Covered Loans | Commercial | TDR
Troubled Debt Restructuring
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	37,355	57,465
Non Covered Loans | Construction
Troubled Debt Restructuring
Troubled debt restructurings	2,480	5,941
Non Covered Loans | Construction | TDR
Troubled Debt Restructuring
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	264	363
Non Covered Loans | Mortgages
Troubled Debt Restructuring
Troubled debt restructurings	774,496	672,811
Non Covered Loans | Mortgages | TDR
Troubled Debt Restructuring
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	44,029	46,111
Non Covered Loans | Leasing
Troubled Debt Restructuring
Troubled debt restructurings	2,400	3,023
Non Covered Loans | Leasing | TDR
Troubled Debt Restructuring
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	573	770
Non Covered Loans | Consumer
Troubled Debt Restructuring
Troubled debt restructurings	117,435	122,378
Non Covered Loans | Consumer | TDR
Troubled Debt Restructuring
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	23,963	28,161
Covered loans
Troubled Debt Restructuring
Troubled debt restructurings	6,596	15,015
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	5
Covered loans | TDR
Troubled Debt Restructuring
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	0
Covered loans | Commercial
Troubled Debt Restructuring
Troubled debt restructurings	0	4,946
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	5
Covered loans | Commercial | TDR
Troubled Debt Restructuring
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	0
Covered loans | Construction
Troubled Debt Restructuring
Troubled debt restructurings	0	2,419
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	0
Covered loans | Construction | TDR
Troubled Debt Restructuring
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	0
Covered loans | Legacy
Troubled Debt Restructuring
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	0
Covered loans | Mortgages
Troubled Debt Restructuring
Troubled debt restructurings	6,596	7,619
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	0
Covered loans | Mortgages | TDR
Troubled Debt Restructuring
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	0
Covered loans | Leasing
Troubled Debt Restructuring
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	0
Covered loans | Consumer
Troubled Debt Restructuring
Troubled debt restructurings	0	31
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	0
Covered loans | Consumer | TDR
Troubled Debt Restructuring
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	0
Non-Accruing | Non Covered Loans
Troubled Debt Restructuring
Troubled debt restructurings	234,273	289,118
Non-Accruing | Non Covered Loans | Commercial
Troubled Debt Restructuring
Troubled debt restructurings	88,117	150,069
Non-Accruing | Non Covered Loans | Construction
Troubled Debt Restructuring
Troubled debt restructurings	2,259	5,488
Non-Accruing | Non Covered Loans | Mortgages
Troubled Debt Restructuring
Troubled debt restructurings	130,483	116,465
Non-Accruing | Non Covered Loans | Leasing
Troubled Debt Restructuring
Troubled debt restructurings	609	2,248
Non-Accruing | Non Covered Loans | Consumer
Troubled Debt Restructuring
Troubled debt restructurings	12,805	14,848
Non-Accruing | Covered loans
Troubled Debt Restructuring
Troubled debt restructurings	3,268	9,671
Non-Accruing | Covered loans | Commercial
Troubled Debt Restructuring
Troubled debt restructurings	0	3,257
Non-Accruing | Covered loans | Construction
Troubled Debt Restructuring
Troubled debt restructurings	0	2,419
Non-Accruing | Covered loans | Mortgages
Troubled Debt Restructuring
Troubled debt restructurings	3,268	3,990
Non-Accruing | Covered loans | Consumer
Troubled Debt Restructuring
Troubled debt restructurings	0	5
Accruing | Non Covered Loans
Troubled Debt Restructuring
Troubled debt restructurings	917,070	818,484
Accruing | Non Covered Loans | Commercial
Troubled Debt Restructuring
Troubled debt restructurings	166,415	153,380
Accruing | Non Covered Loans | Construction
Troubled Debt Restructuring
Troubled debt restructurings	221	453
Accruing | Non Covered Loans | Mortgages
Troubled Debt Restructuring
Troubled debt restructurings	644,013	556,346
Accruing | Non Covered Loans | Leasing
Troubled Debt Restructuring
Troubled debt restructurings	1,791	775
Accruing | Non Covered Loans | Consumer
Troubled Debt Restructuring
Troubled debt restructurings	104,630	107,530
Accruing | Covered loans
Troubled Debt Restructuring
Troubled debt restructurings	3,328	5,344
Accruing | Covered loans | Commercial
Troubled Debt Restructuring
Troubled debt restructurings	0	1,689
Accruing | Covered loans | Construction
Troubled Debt Restructuring
Troubled debt restructurings	0	0
Accruing | Covered loans | Mortgages
Troubled Debt Restructuring
Troubled debt restructurings	3,328	3,629
Accruing | Covered loans | Consumer
Troubled Debt Restructuring
Troubled debt restructurings	$ 0	$ 26